Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Total Future Minimum Capital Commitment Contracted	The total future minimum capital commitment contracted as of September 30, 2025 are payables as follows:
Twelve months ending September 30,
2026	$3,955,251
2027	-
2028	96,636
2029	-
2030	-
Thereafter	193,272
$4,245,159